INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of income tax (benefits)/expenses

	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax	85,198	410,106	512,054
Deferred tax	84,991	(109,594)	53,109
Total	170,189	300,512	565,163

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before provision for income taxes	1,203,173	1,495,383	2,645,360
Statutory tax rate in the PRC	25%	25%	25%
Income tax expenses at statutory tax rate	300,793	373,846	661,340
Non-deductible expenses	12,663	365	—
Research and development super deduction	(8,508)	(5,697)	(11,620)
Effect of income not taxable	(24,604)	(29,398)	(58,359)
Effect of tax holiday and preferential tax rate	(132,485)	(45,074)	(108,806)
Adjustment on current income tax of the prior periods	(5,614)	(9,085)	80
Effect of different tax rates of subsidiaries operating in other jurisdictions	28,072	5,731	26,793
Withholding income tax	—	—	40,000
Change in valuation allowance	(128)	9,824	15,735
Income tax expenses	170,189	300,512	565,163

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(132,485)	(45,074)	(108,806)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.7838)	(0.2580)	(0.6156)
- Diluted	(0.7766)	(0.2570)	(0.6089)

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Deferred revenue	10,783	8,105
Accrued expenses and other liabilities	15,402	11,181
Fair value changes	17,556	17,350
Allowance for uncollectible receivables	113,836	121,080
Advertising expenses in excess of deduction limit	—	2,068
Valuation allowance (i)	(40,567)	(38,545)
Total	117,010	121,239

Deferred tax liabilities:
Contract assets, net	105,252	162,767
Contract cost	188	10
Intangible assets	7,123	7,123
Total	112,563	169,900

Net deferred tax assets/(liabilities)	4,447	(48,661)
(i)

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB40,567 and RMB38,545 for the years ended December 31, 2022 and 2023, respectively.